UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09090

Exact name of registrant as specified in charter:

Ameristock Mutual Fund, Inc.

Address of principal executive offices:

1320 Harbor Bay Parkway Suite 145, Alameda, CA, 94502

Nicholas D. Gerber

1320 Harbor Bay Parkway, Suite 145

Alameda, California 94502

(Name and address of agent for service)

Registrant’s telephone number, including area code: 510-522-3336

Date of fiscal year end: June 30

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1. Proxy Voting Record.

Row	Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals
2
3	July 15, 2011	Dell Inc.	DELL	24702R101	Board of Directors	Ratify Independent Auditor	Advisory Basis, Dell’s Compensation of its Named Executive Officers	Advisory Vote on Whether Future Advisory Votes on Named Executive officer Compensation should Occur Every Year	Independent Chairman
4					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
5					For	For	Against	Against	Against
6					For Management	For Management	Against Management	Against Management	For Management
7
8					Stockholder Action by Written Consent	Declaration of Dividends
9					Shareholder Proposal	Shareholder Proposal
10					Against	Against
11					For Management	For Management
12
13	October 12, 2011	Oracle Corporation	ORCL	68389X105	Board of Directors	Advisory Vote on Executive Compensation	Advisory Vote on Frequency of Future Votes Relating to Executive Compensation	Ratify Independent Public Accounting Firm	Stockholder Proposal Regarding Equity Retention
14					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
15					For	Against	Voted for 3 years	For	For
16					For Management	Against Management	Management makes no recommendation	For Management	Against Management
17
18	November 15, 2011	Microsoft Corp.	MSFT	594918104	Board of Directors (2 - 9)	Board of Directors (1)	Advisory Vote on Executive Officer Compensation	Advisory Vote on Frequency of Advisory Vote on Executive Officer Compensation, 1 Year	Ratify Independent Auditor
19					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
20					For	Against	Against	Against	For
21					For Management	Against Management	Against Management	Against Management	For Management
22
23					Establish Board Committee on Environmental Sustainability
24					Shareholder Proposal
25					Against
26					For Management
27
28	December 7, 2011	Cisco Systems Inc.	CSCO	17275R102	Board of Directors (1b, 1d - 1g, 1i - 1k)	Board of Directors (1a, 1c, 1h, 1l	Approve Amendment and Restatement of 2005 Stock Incentive Plan	Approve on Advisory basis, Executive Compensation Votes	Advisory Vote on Frequency of Executive Compensation Votes, Yearly
29					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
30					For	Against	Against	Against	Against
31					For Management	Against Management	Against Management	Against Management	Against Management
32
33					Ratify Independent Registered Public Accounting Firm	Amend Bylaws to Establish Board Committee on Environmental Sustainability	Require Board to Publish Internet Fragmentation Report to Shareholders Within Six Months	Require Executives Retain a Significant Percentage of Stock Until Two Years Following Termination
34					Issuer Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
35					For	Against	Against	For
36					For Management	For Management	For Management	Against Management
37
38	March 6, 2012	Applied Materials, Inc.	AMAT	038222105	Board of Directors	Amended and Restated Employee Stock Incentive Plan	Amended and Restated Senior Executive Bonus Plan	Approve on an Advisory Basis, the Compensation of Applied Materials’ Named Executive Officers	Ratify Independent Registered Public Accounting Firm
39					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
40					For	Against	Against	Against	For
41					For Management	Against Management	Against Management	Against Management	For Management
42
43	March 16, 2012	AON Corp.	AON	037389103	Adopt Agreement and Plan of Merger and Reorganization, Dated as of January 12, 2012, by and Between AON Corporation and Market Mergeco Inc.	Implementation of a Reduction of Capital of AON UK through a Customary Court-Approved Process to have Sufficieent Distributable Reserves under UK Law	Approve on an Advisory and non-Binding Basis, Compensation of AON Corporation in Connection with the Merger and Their Relocation to the UK	Adjourn Special meeting, if Necessary, to Solicit Additional Proxies if there are not Sufficient Votes in Favor of Proposal
44					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
45					For	For	Against	For
46					For Management	For Management	Against Management	For Management
47
48	March 21, 2012	Hewlett-Packard	HPQ	428236103	Board of Directors	Ratify Independent Registered Public Accounting Firm	Advisory Vote on Executive Compensation	Executives to Retain Significant Stock
49					Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
50					For	For	Against	For
51					For Management	For Management	Against Management	Against Management
52
53	April 11, 2012	Schlumberger Ltd.	SLB	806857108	Board of Directors (1a - 1d; 1f - 1g; 1i; 1k - 1l)	Board of Directors (1e, 1h, 1j)	Advisory Resolution Approving Executive Compensation	Approve Company’s 2011 Financial Statements and Declarations of Dividends	Approve Appointment of Independent Registered Public Accounting Firm
54					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
55					For	Against	Against	For	For
56					For Management	Against Management	Against Management	For Management	For Management
57

58					Approve Amendments to Company’s 2004 Stock And Deferral Plan for Non-Employee Directors
59					Issuer Proposal
60					Against
61					Against Management
62
63	April 17, 2012	Citigroup Inc.	C	172967101	Board of Directors (1a - 1d; 1g - 1h; 1l)	Board of Directors (1e - 1f; 1i - 1k)	Ratify Independent Registered Public Accounting Firm	Proposal to Approve an Amendment to the Citigroup 2009 Stock Incentive Plan	Advisory Approval of Cit’s 2011 Executive Compensation
64					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
65					For	Against	For	Against	Against
66					For Management	Against Management	For Management	Against Management	Against Management
67
68					Report on Prior Government Service of Certain Individuals	Report on Lobbying and Political Contributions	Executives Retain 25% of their Stock for One year Following Termination	Audit Committee Conduct an Independent Review and Report on Controls Related to Loans, Foreclosures, and Securitizations
69					Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
70					Against	Against	Against	Against
71					For Management	For Management	For Management	For Management
72
73	April 24, 2012	PNC Financial Services Group	PNC	693475105	Board of Directors (1a - 1c; 1g; 1i - 1o)	Board of Directors (1d - 1f; 1h)	Ratify Independent Registered Public Accounting Firm	Advisory Vote to Approve Named Executive Officer Compensation
74					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
75					For	Against	For	Against
76					For Management	Against Management	For Management	Against Management

78	April 24, 2012	International Business Machines	IBM	459200101	Board of Directors (1a; 1c - 1e; 1g - 1k; 1m - 1n)	Board of Directors (1b; 1f; 1l)	Ratify Appointment of Independent Registered Public Accounting Firm	Advisory Vote on Executive Compensation	Cumulative Voting
79					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
80					For	Against	For	Against	Against
81					For Management	Against Management	For Management	Against Management	For Management
82
83					Review Political Contributions - Trade Associations Policy	Discosure of Lobbying Policies and Practices
84					Shareholder Proposal	Shareholder Proposal
85					Against	Against
86					For Management	For Management

88	April 24, 2012	MetLife Inc.	MET	59156R108	Board of Directors	Ratify Independent Auditors	Advisory Vote to Approve Compensation Paid to Named Executive Officers			*
89					Issuer Proposal	Issuer Proposal	Issuer Proposal
90					For	For	Against
91					For Management	For Management	Against Management

93	April 25, 2012	Cigna Corp.	CI	125509109	Board of Directors (1A - 1D)	Advisory Approval of Cigna’s Executive Compensation	Ratify Appointment of Independent Registered Public Accounting Firm	Amended and Restated Executive Incentive Plan	Amend by-laws to Provide for Declassification of the Board of Directors
94					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
95					For	Against	For	Against	For
96					For Management	Against Management	For Management	Against Management	For Management

98	April 25, 2012	General Electric Co.	GE	369604103	Board of Directors (A3; A5; A7 - A11; A13; A15)	Board of Directors (A1 - A2; A4; A6; A12; A14; A16)	Ratify Appointment of Independent Accounting Firm	Advisory Vote on Executive Compensation	Amendment to GE 2007 Long-Term Incentive Plan to Increase the Number of Authorized Shares	*
99					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
100					For	Against	For	Against	Against
101					For Management	Against Management	For Management	Against Management	Against Management
102
103					Material Terms of Senior Officer Performance Goals	Cumulative Voting	Nuclear Activities	Independent Board Chairman	Shareholder Action by Written Consent
104					Issuer Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
105					Against	Against	Against	Against	Against
106					Against Management	For Management	For Management	For Management	For Management

108	April 26, 2012	Edison International	EIX	281020107	Board of Directors (1a - 1b; 1d; 1g; 1i - 1j; 1l)	Board of Directors (1c; 1e - 1f; 1h; 1k)	Ratify Appointment of Independent Registered Public Accounting Firm	Advisory Vote to Approve the Company’s Executive Compensation	Independent Board Chairman
109					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
110					For	Against	For	Against	Against
111					For Management	Against Management	For Management	Against Management	For Management
112
113	April 26, 2012	Corning Inc.	GLW	219350105	Board of Directors (1B - 1E; 1G - 1H)	Board of Directors (1A; 1F; 1I - 1J)	Company’s Executive Compensation	Appointment of Independent Registered Public Accounting Firm	Corning Inc. 2012 Long-Term Incentive Plan
114					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
115					For	Against	Against	For	Against
116					For Management	Against Management	Against Management	For Management	Against Management
117

118					Amendment and Restatement of the Restated Certificate of Incorporation to Remove the Provisions Requiring a Supermajority Vote of the Company’s Shareholders

119					Issuer Proposal

120					For

121					For Management

122

123	April 26, 2012	Johnson & Johnson	JNJ	478160104	Board of Directors (1b; 1d; 1g - 1i; 1k - 1m)	Board of Directors (1a; 1c; 1e - 1f; 1j)	Advisory Vote to Approve Named Executive Officer Compensation	Company’s 2012 Long-Term Incentive Plan	Ratify Appointment of Independent Registered Public Accounting Firm

124					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal

125					For	Against	Against	Against	For

126					For Management	Against Management	Against Management	Against Management	For Management

127

128					Independent Board Chairman	Binding Vote on Political Contributions	Adopting Non-Animal Methods for Training

129					Shareholder Proposal	Shareholder Proposal	Shareholder Proposal

130					Against	Against	Against

131					For Management	For Management	For Management

132

133	April 27, 2012	AT&T Inc.	T	00206R102	Board of Directors (1a; 1c - 1j)	Board of Directors (1b; 1k)	Ratify Appointment of Independent Auditors	Advisory Approval of Executive Compensation	Amend Certificate of Incorporation

134					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal

135					For	Against	For	Against	Against

136					For Management	Against Management	For Management	Against Management	Against Management

137

138					Political Contributions Report	Limit Wireless Network Management	Independent Board Chairman

139					Shareholder Proposal	Shareholder Proposal	Shareholder Proposal

140					Against	Against	Against

141					For Management	For Management	For Management

143	May 8, 2012	Loews Corp.	L	540424108	Board of Directors (1f - 1h; 1k - 1m)	Board of Directors (1a - 1e; 1i - 1j)	Advisory Vote on Executive Compensation	Amended and Restated Stock Option Plan	Incentive Compensation Plan for Executive Officers

144					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal

145					For	Against	Against	Against	Against

146					For Management	Against Management	Against Management	Against Management	Against Management

147

148					Ratify Independent Auditors

149					Issuer Proposal

150					For

151					For Management

153	May 9, 2012	ConocoPhillips	COP	20825C104	Board of Directors (1b - 1c; 1f - 1k; 1n - 1o)	Board of Directors (1a; 1d - 1e; 1l - 1m)	Ratify Appointment of Independent Accounting Firm	Advisory Vote on Executive Compensation	Company Environmental Policy (Louisiana Wetlands)

154					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal

155					For	Against	For	Against	Against

156					For Management	Against Management	For Management	Against Management	For Management

157

158					Accident Risk Mitigation	Report on Grassroots Lobbying Expenditures	Greenhouse Gas Reduction Targets	Gender Expression Non-Discrimination

159					Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal

160					Against	Against	Against	Against

161					For Management	For Management	For Management	For Management

163	May 10, 2012	Sempra Energy	SRE	816851109	Board of Directors (1a - 1d; 1g; 1i - 1j)	Board of Directors (1e - 1f; 1h; 1k - 1l)	Ratify Appointment of Independent Accounting Firm	Advisory Vote on Executive Compensation	Independent Board Chairman

164					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal

165					For	Against	For	Against	Against

166					For Management	Against Management	For Management	Against Management	For Management

167

168					Regarding Sustainability

169					Shareholder Proposal

170					Against

171					For Management

173	May 10, 2012	Mattel Inc.	MAT	577081102	Board of Directors (1A - 1C; 1F; 1H - 1L)	Board of Directors (1D - 1E; 1G)	Advisory Vote on Executive Officer Compensation	New Incentive Plan and the Material Terms of its Performance Goals	Ratify Independent Registered Public Accounting Firm	*

174					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal

175					For	Against	Against	Against	For

176					For Management	Against Management	Against Management	Against Management	For Management

178	May 11, 2012	Colgate-Palmolive	CL	194162103	Board of Directors (1A - 1C; 1E - 1J)	Board of Directors (1D)	Ratify Independent Registered Public Accounting Firm	Advisory Vote on Executive Compensation	Independent Board Chair	*

179					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal

180					For	Against	For	Against	Against

181					For Management	Against Management	For Management	Against Management	For Management

183	May 15, 2012	Time Warner Inc.	TWX	887317303	Board of Directors (1A - 1D; 1F; 1H; 1K)	Board of Directors (1E; 1G; 1I - 1J)	Ratify Appointment of Independent Auditors	Advisory Vote to Approve Named Executive Officer Compensation	Stockholder Action by Written Consent	*

184					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal

185					For	Against	For	Against	Against

186					For Management	Against Management	For Management	Against Management	For Management

188	May 15, 2012	JPMorgan Chase & Co.	JPM	46625H100	Board of Directors (1a - 1d; 1f - 1g; 1i - 1k)	Board of Directors (1e; 1h)	Appointment of Independent Registered Public Accounting Firm	Advisory Vote to Approve Executive Compensation	Political non-partisanship
189					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
190					For	Against	For	Against	Against
191					For Management	Against Management	For Management	Against Management	For Management
192
193					Independent Director as Chairman	Loan Servicing	Corporate Political Contributions Report	Genocide-Free Investing	Shareholder Action by Written Consent
194					Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
195					Against	Against	Against	Against	Against
196					For Management	For Management	For Management	For Management	For Management
197
198					Stock Retention
199					Shareholder Proposal
200					For
201					Against Management
202
203	May 16, 2012	State Street Corp.	STT	857477103	Board of Directors (1A; 1E; 1G; 1I - 1L)	Board of Directors (1B - 1D; 1F; 1H)	Advisory Proposal on Executive Compensation	Amended and Restated 2006 Equity Incentive plant to Increase the Shares of Common Stock	Ratify Independent Registered Public Accounting Firm
204					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
205					For	Against	Against	Against	For
206					For Management	Against Management	Against Management	Against Management	For Management
207
208	May 16, 2012	PPL Corp.	PPL	69351T106	Board of Directors	PPL 2012 Stock Incentive Plan	Ratify Appointment of Independent Regiostered Accounting Firm	Advisory Vote to Approve Named Executive Officer Compensation	Director Election Majority Vote	*
209					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
210					For	Against	For	Against	Against
211					For Management	Against Management	For Management	Against Management	For Management

213	May 16, 2012	ACE Ltd.	ACE	H0023R105	Board of Directors	Annual Report Approval	Statutory Financial Statements Approval	Consolidated Financial Statement Approval	Allocation of Disposable Profits
214					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
215					For	For	For	For	For
216					For Management	For Management	For Management	For Management	For Management

218					Discharge of the Board of Directors	Amendment of Articles of Association Relating to Authorized Share Capital for General Purpose	Election of Statutory Auditor until next Annual Ordinary General Meeting	Ratify Appointment of Independent Accounting Firm	Election of Special Auditing Firm until next Annual Ordinary General Meeting
219					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
220					For	Against	For	For	For
221					For Management	Against Management	For Management	For Management	For Management

223					Payment of Dividend in form of a Distribution through Reduction of the par Value of the Shares	Advisory Vote to Approve Executive Compensation	Amendment to Limited Employee Stock Purchase Plan
224					Issuer Proposal	Issuer Proposal	Issuer Proposal
225					For	Against	Against
226					For Management	Against Management	Against Management
227
228	May 17, 2012	Intel Corp.	INTC	458140100	Board of Directors (1B - 1F)	Board of Directors (1A; 1G - 1J)	Ratify Independent Registered Public Accounting Firm	Advisory Vote on Executive Officer Compensation	Advisory Vote on Political Contributions	*
229					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
230					For	Against	For	Against	Against
231					For Management	Against Management	For Management	Against Management	For Management
232
233	May 17, 2012	NVIDIA	NVDA	67066G104	Board of Directors	Amended and Restated 2007 Equity Incentive Plan	2012 Employee Stock Purchase Plan	Executive Compensation	Ratify Indedepent Registered Public Accounting Firm	*
234					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
235					For	Against	Against	Against	For
236					For Management	Against Management	Against Management	Against Management	For Management
237
238	May 18, 2012	AON PLC	AON	G0408V102	Board of Directors (1A - 1D; 1F - 1H; 1J)	Board of Directors (1E; 1I; 1K)	Ratify Independent Registered Public Accounting Firm	Advisory Vote to Approve Executive Compensation		*
239					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
240					For	Against	For	Against
241					For Management	Against Management	For Management	Against Management
242
243	May 30, 2012	ExxonMobil	XOM	30231G102	Board of Directors	Ratify Independent Auditors	Advisory Vote to Approve Executive Compensation	Independent Chairman	Majority Vote for Directors
244					Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
245					For	For	Against	Against	Against
246					For Management	For Management	Against Management	For Management	For Management
247
248					Report on Political Contributions	Amendment of EEO Policy	Report on Natural Gas Production	Greenhouse Gas Emissions Goals
249					Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
250					Against	Against	Against	Against
251					For Management	For Management	For Management	For Management
252

253	June 4, 2012	UnitedHealth Group	UNH	91324P102	Board of Directors (1a - 1i)	Board of Directors (1j)	Advisory Approval of Executive Compensation	Ratify Independent Registered Public Accounting Firm	Consideration of Shareholder Proposal set Forth in Proxy Statement, if Properly Presented at Annual Shareholder Meeting
254					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
255					For	Against	Against	For	Against
256					For Management	Against Management	Against Management	For Management	For Management
257
258	June 13, 2012	TJX Companies	TJX	872540109	Board of Directors (1A - 1F; 1H;)	Board of Directors (1G; 1I - 1J)	Ratify Independent Registered Public Accounting Firm	Executive Officer Performance Goals Under Cash Incentive Plan	Advisory Approval of Executive Compensation	*
259					Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
260					For	Against	For	Against	Against
261					For Management	Against Management	For Management	Against Management	Against Management
262

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Ameristock Mutual Fund, Inc.

By (Signature and Title):	/s/ Nicholas Gerber

Nicholas Gerber, President

	Date:	August 7, 2012